SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Total Assets		$ 19,671,484	$ 16,937,458
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 6,400,000 shares issued and outstanding, as of December 31, 2023 and 2022, respectively)		6,400	6,400
Retained earnings		2,490,044	1,619,682
Accumulated other comprehensive income		(377,790)	(194,900)
Statutory reserve		521,566	422,330
Total LOBO EV Technologies LTD’s shareholders’ equity		5,653,553	4,866,845
Total Equity		5,878,620	5,079,608	$ 3,115,394	$ 352,682
Total Liabilities and Equity		19,671,484	16,937,458
Parent Company [Member]
Assets
Investment in subsidiaries	[1]	5,653,553	4,866,845
Total Assets	[1]	5,653,553	4,866,845
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 6,400,000 shares issued and outstanding, as of December 31, 2023 and 2022, respectively)	[2]	6,400	6,400
Subscription receivable
Additional paid-in capital	[1],[2]	3,013,333	3,013,333
Retained earnings	[2]	2,490,044	1,619,682
Accumulated other comprehensive income		(377,790)	(194,900)
Statutory reserve		521,566	422,330
Total LOBO EV Technologies LTD’s shareholders’ equity	[1]	5,653,553	4,866,845
Total Equity	[1]	5,653,553	4,866,845
Total Liabilities and Equity	[1]	$ 5,653,553	$ 4,866,845

[1]	Reflects retrospectively the additional Reorganization consideration of $1,437,646. Refer to Note 1, “Organization and Principal Activities.”
[2]	Reflects retrospectively the stock dividend of 700,000 shares of ordinary shares issued on September 1, 2023. Refer to Note 1, “Organization and Principal Activities.”